Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 22,276	¥ 27,100
Increase due to new trades	3,985	18,402
Reduction due to redemption, sales or passage of time	(14,088)	(23,226)
Balance at end of period	¥ 12,173	¥ 22,276